Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of December 31:

	Fair value
Derivative instruments, net	2014	2013
OTC	$407	—
GMWB	(92,877)	9,084
GMAB	(16,870)	(2,498)
MVLO	(24,478)	(29,226)
Interest rate swaps	(785)	(67,765)

Total derivative instruments, net	$(134,603)	(90,405)

Location in balance sheets
Derivatives	$4,516	5,508
Account balances and future policy benefit reserves	(134,225)	(22,640)
Other derivative liabilities	(4,894)	(73,273)

Total derivative instruments, net	$(134,603)	(90,405)

Gains or Losses Recognized In Income

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the years ended December 31
		2014	2013	2012
GMWB	Change in fair value of annuity embedded derivatives	$(101,961)	61,222	7,103
GMAB	Change in fair value of annuity embedded derivatives	(14,372)	11,899	(290)
MVLO	Change in fair value of annuity embedded derivatives	3,969	(1,575)	(9,286)

	Total change in fair value of annuity embedded derivatives	(112,364)	71,546	(2,473)
MVLO	Policy fees	681	1,061	301
MVLO	Policyholder benefits	98	248	127
Interest rate swaps	Change in fair value of assets and liabilities	93,758	(58,289)	110
Futures	Change in fair value of assets and liabilities	(26,878)	(20,684)	(14,786)
OTC	Change in fair value of assets and liabilities	232	—	—

	Total derivative loss	$(44,473)	(6,118)	(16,721)

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2014
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$4,516	—	4,516	(3,682)	(7)	827
Derivative liabilities	(4,894)	—	(4,894)	3,682	1,195	(17)

Net derivatives	$(378)	—	(378)	—	1,188	810

	December 31, 2013
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$5,508	—	5,508	(5,508)	—	—
Derivative liabilities	(73,273)	—	(73,273)	5,508	66,853	(912)

Net derivatives	$(67,765)	—	(67,765)	—	66,853	(912)

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

Derivative Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2014
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$4,516	—	4,516	(3,682)	(7)	827
Derivative liabilities	(4,894)	—	(4,894)	3,682	1,195	(17)

Net derivatives	$(378)	—	(378)	—	1,188	810

	December 31, 2013
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$5,508	—	5,508	(5,508)	—	—
Derivative liabilities	(73,273)	—	(73,273)	5,508	66,853	(912)

Net derivatives	$(67,765)	—	(67,765)	—	66,853	(912)

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.